Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Income before income taxes	¥ 302,706	¥ 130,280	¥ 195,493
Income taxes:
Current	81,692	49,879	62,669
Deferred	(9,826)	(15,542)	(6,523)
Income taxes	71,866	34,337	56,146
Domestic Country
Income Taxes [Line Items]
Income before income taxes	165,927	48,186	107,082
Income taxes:
Current	47,491	24,063	39,483
Deferred	6,883	(6,007)	(4,276)
Income taxes	54,374	18,056	35,207
Foreign Country
Income Taxes [Line Items]
Income before income taxes	136,779	82,094	88,411
Income taxes:
Current	34,201	25,816	23,186
Deferred	(16,709)	(9,535)	(2,247)
Income taxes	¥ 17,492	¥ 16,281	¥ 20,939